Taxation (Movement of Valuation Allowances for Deferred Tax Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION [Abstract]
Beginning balance	$ 371,532	$ 320,589	$ 289,097
Provision for the year	42,986	60,554	69,087
Reversal for the year	(9,076)	(4,134)	(12,844)
Foreign currency translation adjustment	(5,442)	(5,477)	(24,751)
Ending balance	$ 400,000	$ 371,532	$ 320,589